Line of Credit and Notes Payable	12 Months Ended
Dec. 31, 2012
Line of Credit and Notes Payable [Abstract]
Line of Credit and Notes Payable
Line of Credit and Notes Payable

During the year ended December 31, 2012, Piedmont OP entered into a new $500 million unsecured line of credit facility (the “$500 Million Unsecured Line of Credit”) with a consortium of lenders to replace its expiring $500 Million Unsecured Facility. The term of the $500 Million Unsecured Line of Credit is four years with an extended maturity date of August 21, 2017 (assuming Piedmont extends the term for an additional year through two available six month extensions). Additionally, under certain terms of the agreement, Piedmont may increase the new facility by up to an additional $500 million (to an aggregate size of $1.0 billion); however, none of the existing lenders have any obligation to participate in such increase. Piedmont paid customary fees to the lenders in connection with the closing of the new $500 Million Unsecured Line of Credit. The $500 Million Unsecured Line of Credit has the option to bear interest at varying levels based on (i) the London Interbank Offered Rate (“LIBOR”) or Base Rate, defined as the greater of the prime rate, the federal funds rate plus 0.5%, or LIBOR for a one-month period plus one percent, (ii) the credit rating for Piedmont, and (iii) for LIBOR loans, an interest period selected by Piedmont of one, two, three, or six months, or to the extent available from all lenders in each case, one year or periods of less than one month. The stated interest rate spread over LIBOR can vary from 1.00% to 1.75% based upon the then current credit rating of Piedmont. As of December 31, 2012, the current stated LIBOR spread on the $500 Million Unsecured Line of Credit was 1.175%, and Piedmont had met all of the financial covenant requirements.

Other Financing Activity

During the year ended December 31, 2012, Piedmont fully repaid its $140 million mortgage which had been secured by the 500 W. Monroe building in Chicago, Illinois, and its $45 million loan which had been secured by the 4250 N. Fairfax building in Arlington, Virginia. Additionally, during the year ended December 31, 2012, Piedmont incurred net borrowings of approximately $129.0 million on its outstanding lines of credit.

The following table summarizes the terms of Piedmont’s indebtedness outstanding as of December 31, 2012 and 2011 (in thousands):

Facility	Collateral	Rate(1)		Maturity	Amount Outstanding as of December 31,
					2012	2011
Secured (Fixed)
$45.0 Million Fixed-Rate Loan	4250 N. Fairfax	5.20%		6/1/2012	$—	$45,000
$200.0 Million Mortgage Note	Aon Center	4.87%		5/1/2014	200,000	200,000
$25.0 Million Mortgage Note	Aon Center	5.70%		5/1/2014	25,000	25,000
$350.0 Million Secured Pooled Facility	Nine Property Collateralized Pool(2)	4.84%		6/7/2014	350,000	350,000
$105.0 Million Fixed-Rate Loan	US Bancorp Center	5.29%		5/11/2015	105,000	105,000
$125.0 Million Fixed-Rate Loan	Four Property Collateralized Pool(3)	5.50%		4/1/2016	125,000	125,000
$42.5 Million Fixed-Rate Loan	Las Colinas Corporate Center I & II	5.70%		10/11/2016	42,525	42,525
$140.0 Million WDC Mortgage Notes	1201 & 1225 Eye Street	5.76%		11/1/2017	140,000	140,000
$140.0 Million 500 W. Monroe Mortgage Loan	500 W. Monroe	LIBOR + 1.008%		8/9/2012	—	140,000
Subtotal/Weighted Average(4)		5.17%			987,525	1,172,525
Unsecured (Variable)
$300 Million Unsecured Term Loan		LIBOR + 1.45%	(5)	11/22/2016	300,000	300,000
$500 Million Unsecured Line of Credit		1.39%	(6)	8/19/2016	129,000	—
Subtotal/Weighted Average(4)		2.30%			429,000	300,000
Total/ Weighted Average(4)		4.30%			$1,416,525	$1,472,525

(1)	All of Piedmont’s outstanding debt as of December 31, 2012 and 2011 is interest-only debt.

(2)
Nine property collateralized pool includes:1200 Crown Colony Drive in Quincy, Massachusetts, Braker Pointe III in Austin, Texas, 2 Gatehall Drive in Parsippany, New Jersey, the One and Two Independence Square buildings in Washington, DC, 2120 West End Avenue in Nashville, Tennessee, 400 Bridgewater Crossing in Bridgewater, New Jersey, 200 Bridgewater Crossing in Bridgewater, New Jersey, and Fairway Center II in Brea, California.

(3)	Four property collateralized pool includes 1430 Enclave Parkway in Houston, Texas, Windy Point I and II in Schaumburg, Illinois, and 1055 East Colorado Boulevard in Pasadena, California.

(4)	Weighted average is based on contractual balance of outstanding debt and interest rates in the table as of December 31, 2012.

(5)
The $300 Million Unsecured Term Loan has a stated variable rate; however, Piedmont entered into interest rate swap agreements which effectively fix, exclusive of changes to Piedmont's credit rating, the rate on this facility to 2.69% through maturity.

(6)
Piedmont may select from multiple interest rate options with each draw, including the prime rate and various length LIBOR locks. All LIBOR selections are subject to an additional spread (1.175% as of December 31, 2012) over the selected rate based on Piedmont’s current credit rating. The outstanding balance as of December 31, 2012 consists of LIBOR draws at an average rate of 0.22% (subject to the additional spread mentioned above).

A summary of the aggregate maturities of Piedmont’s indebtedness as of December 31, 2012, is provided below (in thousands):

2013	$—
2014	575,000
2015	105,000
2016	596,525
2017	140,000
Thereafter	—
Total	$1,416,525

Piedmont’s weighted-average interest rate as of December 31, 2012 and 2011, for aforementioned borrowings was approximately 4.30% and 4.29%, respectively. Piedmont made interest payments on all indebtedness, including interest rate swap cash settlements, of approximately $62.6 million, $66.7 million, and $70.2 million during the years ended December 31, 2012, 2011, and 2010, respectively.